Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Accounts receivable allowance for doubtful accounts	$ 38	$ 38
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	50	50
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	4,752	4,967
Common stock, shares outstanding	4,748	4,967